Restatement of Previously Issued Financial Statements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Change in Reporting Entity [Abstract]
Schedule of summarize the effect of the restatement on each financial statement line item as of the dates
	As Previously Reported	Adjustments	As Restated
Condensed Consolidated Balance Sheet as of March 31, 2022
Common stock subject to possible redemption	$50,832,028	$698,653	$51,530,681
Additional paid-in capital	$157,140	$(157,140)	$—
Accumulated deficit	$(14,688,750)	$(541,513)	$(15,230,263)
Total Stockholders’ Deficit	$(14,531,107)	$(698,653)	$(15,229,760)
Condensed Consolidated Statement of Cash Flows for the Three Months Ended March 31, 2022
Remeasurement of common stock subject to possible redemption to redemption amount	$21,347	$698,653	$720,000
Condensed Consolidated Statement of Changes in Stockholders’ Deficit for the Three Months Ended March 31, 2022
Additional paid-in capital – Remeasurement of common stock subject to possible redemption to redemption amount	$—	$(157,140)	$(157,140)
Accumulated deficit – Remeasurement of common stock subject to possible redemption to redemption amount	$(21,347)	$(541,513)	$(562,860)
Additional paid-in capital – March 31, 2022	$157,140	$(157,140)	$—
Accumulated deficit – March 31, 2022	$(14,688,750)	$(541,513)	$(15,230,263)
Total stockholders’ deficit – March 31, 2022	$(14,531,107)	$(698,653)	$(15,229,760)

	March 31, 2021
	As Previously Reported	Adjustments	As Restated
Condensed Balance Sheet (unaudited)
Accrued costs and expenses	$53,341	$53,443	$106,784
Due to related party	$55,806	$(39,555)	$16,251
Total current liabilities	$109,147	$13,888	$123,035
Total liabilities	$14,018,585	$13,888	$14,032,473
Accumulated deficit	$(12,051,955)	$(13,888)	$(12,065,843)
Total stockholders’ deficit	$(12,051,452)	$(13,888)	$(12,065,340)
	June 30, 2021
	As Previously Reported	Adjustments	As Restated
Condensed Balance Sheet (unaudited)
Accrued costs and expenses	$75,767	$1,411,278	$1,487,045
Due to related party	$115,806	$(99,661)	$16,145
Total current liabilities	$191,573	$1,311,617	$1,503,190
Total liabilities	$13,867,138	$1,311,617	$15,178,755
Additional paid-in capital	$—	$157,140	$157,140
Accumulated deficit	$(12,461,107)	$(1,468,757)	$(13,929,864)
Total stockholders’ deficit	$(12,460,604)	$(1,311,617)	$(13,772,221)
	September 30, 2021
	As Previously Reported	Adjustments	As Restated
Condensed Balance Sheet (unaudited)
Due from related party	$—	$15,000	$15,000
Total current assets	$771,390	$15,000	$786,390
Total assets	$204,049,255	$15,000	$204,064,255
Accrued costs and expenses	$179,527	$1,375,970	$1,555,497
Due to related party	$175,806	$(159,419)	$16,387
Total current liabilities	$355,333	$1,216,551	$1,571,884
Total liabilities	$12,071,810	$1,216,551	$13,288,361
Additional paid-in capital	$—	$157,140	$157,140
Accumulated deficit	$(11,285,558)	$(1,358,691)	$(12,644,249)
Total stockholders’ deficit	$(11,285,055)	$(1,201,551)	$(12,486,606)
Total liabilities and stockholders’ deficit	$204,049,255	$15,000	$204,064,255

Schedule of condensed statement of operations
	March 31, 2021
	As Previously Reported	Adjustments	As Restated
Condensed Statement of Operations for the Three Months Ended March 31, 2021 (unaudited)
Formation and operating costs	$321,433	$13,888	$335,321
Loss from operations	$(321,433)	$(13,888)	$(335,321)
Net income	$3,581,333	$(13,888)	$3,567,445
Basic and diluted net income per share – redeemable common stock	$0.15	$—	$0.15
Basic and diluted net income per share – nonredeemable common stock	$0.15	$—	$0.15
	June 30, 2021
	As Previously Reported	Adjustments	As Restated
Condensed Statement of Operations for the Three Months Ended June 30, 2021 (unaudited)
Formation and operating costs	$648,124	$1,297,729	$1,945,853
Stock compensation expense	$—	$157,140	$157,140
Loss from operations	$(648,124)	$(1,454,869)	$(2,102,993)
Net loss	$(409,152)	$(1,454,869)	$(1,864,021)
Basic and diluted net income per share – redeemable common stock	$(0.02)	$(0.06)	$(0.08)
Basic and diluted net income per share – nonredeemable common stock	$(0.02)	$(0.06)	$(0.08)
Condensed Statement of Operations for the Six Months Ended June 30, 2021 (unaudited)
Formation and operating costs	$969,557	$1,311,617	$2,281,174
Stock compensation expense	$—	$157,140	$157,140
Loss from operations	$(969,557)	$(1,468,757)	$(2,438,314)
Net income	$3,172,181	$(1,468,757)	$1,703,424
Basic and diluted net income per share – redeemable common stock	$0.13	$(0.06)	$0.07
Basic and diluted net income per share – nonredeemable common stock	$0.13	$(0.06)	$0.07
	September 30, 2021
	As Previously Reported	Adjustments	As Restated
Condensed Statement of Operations for the Three Months Ended September 30, 2021 (unaudited)
Formation and operating costs	$788,688	$(110,066)	$678,622
Loss from operations	$(788,688)	$110,066	$(678,622)
Net income	$1,175,549	$110,066	$1,285,615
Basic and diluted net income per share – redeemable common stock	$0.05	$—	$0.05
Basic and diluted net income per share – nonredeemable common stock	$0.05	$—	$0.05
Condensed Statement of Operations for the Nine Months Ended September 30, 2021 (unaudited)
Formation and operating costs	$1,758,245	$1,201,551	$2,959,796
Stock compensation expense	$—	$157,140	$157,140
Loss from operations	$(1,758,245)	$(1,358,691)	$(3,116,936)
Net income	$4,347,730	$(1,358,691)	$2,989,039
Basic and diluted net income per share – redeemable common stock	$0.18	$(0.06)	$0.12
Basic and diluted net income per share – nonredeemable common stock	$0.18	$(0.06)	$0.12

Schedule of condensed statement of changes in stockholders’ deficit
	March 31, 2021
	As Previously Reported	Adjustments	As Restated
Condensed Statement of Changes in Stockholders’ Deficit for the Three Months Ended March 31, 2021 (unaudited)
Net income	$3,581,333	$(13,888)	$3,567,445
Accumulated deficit	$(12,051,955)	$(13,888)	$(12,065,843)
Total stockholders’ deficit	$(12,051,452)	$(13,888)	$(12,065,340)
	June 30, 2021
	As Previously Reported	Adjustments	As Restated
Condensed Statement of Changes in Stockholders’ Deficit for the Three Months Ended June 30, 2021 (unaudited)
Stock compensation expense	$—	$157,140	$157,140
Net loss	$(409,152)	$(1,454,869)	$(1,864,021)
Additional paid-in capital	$—	$157,140	$157,140
Accumulated deficit	$(12,461,107)	$(1,468,757)	$(13,929,864)
Total stockholders’ deficit	$(12,460,604)	$(1,311,617)	$(13,772,221)
Condensed Statement of Changes in Stockholders’ Deficit for the Six Months Ended June 30, 2021 (unaudited)
Stock compensation expense	$—	$157,140	$157,140
Net income	$3,172,181	$(1,468,757)	$1,703,424
Additional paid-in capital	$—	$157,140	$157,140
Accumulated deficit	$(12,461,107)	$(1,468,757)	$(13,929,864)
Total stockholders’ deficit	$(12,460,604)	$(1,311,617)	$(13,772,221)
	September 30, 2021
	As Previously Reported	Adjustments	As Restated
Condensed Statement of Changes in Stockholders’ Deficit for the Three Months Ended September 30, 2021 (unaudited)
Net income	$1,175,549	$110,066	$1,285,615
Additional paid-in capital	$—	$157,140	$157,140
Accumulated deficit	$(11,285,558)	$(1,358,691)	$(12,644,249)
Total stockholders’ deficit	$(11,285,055)	$(1,201,551)	$(12,486,606)
Condensed Statement of Changes in Stockholders’ Deficit for the Nine Months Ended September 30, 2021 (unaudited)
Stock compensation expense	$—	$157,140	$157,140
Net income	$4,347,730	$(1,358,691)	$2,989,039
Additional paid-in capital	$—	$157,140	$157,140
Accumulated deficit	$(11,285,558)	$(1,358,691)	$(12,644,249)
Total stockholders’ deficit	$(11,285,055)	$(1,201,551)	$(12,486,606)

Schedule of condensed statement of cash flows
	March 31, 2021
	As Previously Reported	Adjustments	As Restated
Condensed Statement of Cash Flows for the Three Months Ended March 31, 2021 (unaudited)
Net income	$3,581,333	$(13,888)	$3,567,445

Condensed Statement of Cash Flows for the Three Months Ended March 31, 2021 (unaudited) Changes in operating assets and liabilities
Accrued costs and expenses	$(930,700)	$53,443	$(877,257)
Due to related party	$50,000	$(39,555)	$10,445
	June 30, 2021
	As Previously Reported	Adjustments	As Restated
Condensed Statement of Cash Flows for the Six Months Ended June 30, 2021 (unaudited)
Net income	$3,172,181	$(1,468,757)	$1,703,424
Condensed Statement of Cash Flows for the Six Months Ended June 30, 2021 (unaudited) Adjustments to reconcile net income to net cash used in operating activities:
Stock compensation expense	$—	$157,140	$157,140
Condensed Statement of Cash Flows for the Six Months Ended June 30, 2021 (unaudited) Changes in operating assets and liabilities
Accrued costs and expenses	$(908,274)	$1,411,278	$503,004
Due to related party	$110,000	$(99,661)	$10,339
	September 30, 2021
	As Previously Reported	Adjustments	As Restated
Condensed Statement of Cash Flows for the Nine Months Ended September 30, 2021 (unaudited)
Net income	$4,347,730	$(1,358,691)	$2,989,039
Condensed Statement of Cash Flows for the Nine Months Ended September 30, 2021 (unaudited) Adjustments to reconcile net income to net cash used in operating activities:
Stock compensation expense	$—	$157,140	$157,140
Condensed Statement of Cash Flows for the Nine Months Ended September 30, 2021 (unaudited) Changes in operating assets and liabilities
Due from related party	$—	$(15,000)	$(15,000)
Accrued costs and expenses	$(778,765)	$1,375,970	$597,205
Due to related party	$170,000	$(159,419)	$10,581